Schedule of Investments (unaudited)	iShares® MSCI Netherlands ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.1%
InPost SA(a)	145,066	$2,614,651
PostNL NV	378,026	546,915
		3,161,566
Banks — 8.4%
ABN AMRO Bank NV, CVA(b)	206,096	3,525,482
ING Groep NV	1,094,467	19,553,041
		23,078,523
Beverages — 7.1%
Coca-Cola Europacific Partners PLC	76,337	5,626,800
Heineken Holding NV	51,116	4,195,241
Heineken NV	95,460	9,578,272
		19,400,313
Biotechnology — 0.3%
Pharming Group NV(a)(c)	789,710	707,220

Broadline Retail — 6.3%
Prosus NV	473,751	17,200,288

Capital Markets — 1.4%
Allfunds Group PLC	255,518	1,535,870
Flow Traders Ltd., NVS	38,333	821,702
Van Lanschot Kempen NV	35,452	1,456,937
		3,814,509
Chemicals — 5.6%
Akzo Nobel NV	64,455	4,521,044
Corbion NV	64,243	1,433,001
DSM-Firmenich AG	64,139	7,424,285
OCI NV	69,157	1,896,702
		15,275,032
Construction & Engineering — 1.4%
Fugro NV	91,362	2,451,356
Royal BAM Group NV	334,253	1,405,025
		3,856,381
Consumer Staples Distribution & Retail — 3.7%
Koninklijke Ahold Delhaize NV	315,847	9,795,369
Sligro Food Group NV(c)	26,040	390,719
		10,186,088
Diversified Telecommunication Services — 1.7%
Koninklijke KPN NV	1,280,105	4,799,504

Electrical Equipment — 1.7%
Alfen NV(a)(b)(c)	24,078	956,784
Signify NV(b)	76,324	2,085,547
TKH Group NV	37,276	1,740,780
		4,783,111
Energy Equipment & Services — 0.7%
SBM Offshore NV	120,318	1,862,387

Entertainment — 3.1%
Universal Music Group NV	277,328	8,642,555

Financial Services — 5.0%
Adyen NV(a)(b)	7,063	9,159,179
EXOR NV, NVS	39,580	4,444,858
		13,604,037
Food Products — 0.6%
JDE Peet’s NV	70,827	1,558,154

Health Care Equipment & Supplies — 3.1%
Koninklijke Philips NV(a)	307,142	8,389,538
Security	Shares	Value

Hotels, Restaurants & Leisure — 1.0%
Basic-Fit NV(a)(b)(c)	51,730	$1,274,246
Just Eat Takeaway.com NV(a)(b)	119,711	1,584,349
		2,858,595
Insurance — 4.6%
Aegon Ltd.	647,770	4,201,607
ASR Nederland NV	69,370	3,357,396
NN Group NV	105,951	4,943,577
		12,502,580
Machinery — 1.0%
Aalberts NV	55,545	2,657,713

Metals & Mining — 0.3%
AMG Critical Materials NV	36,339	812,430

Oil, Gas & Consumable Fuels — 0.7%
Koninklijke Vopak NV	49,972	2,054,253

Professional Services — 6.5%
Arcadis NV	40,721	2,672,126
Brunel International NV	23,807	285,875
Randstad NV	50,714	2,680,327
Wolters Kluwer NV	77,395	12,343,677
		17,982,005
Retail REITs — 0.8%
Eurocommercial Properties NV	50,632	1,269,940
Vastned Retail NV	14,558	388,585
Wereldhave NV	41,306	630,997
		2,289,522
Semiconductors & Semiconductor Equipment — 29.1%
ASM International NV	15,853	11,155,909
ASML Holding NV	66,759	63,873,013
BE Semiconductor Industries NV	31,913	4,747,627
		79,776,549
Software — 0.2%
TomTom NV(a)(c)	85,673	533,283

Specialty Retail — 0.1%
Fastned BV(a)(c)	7,845	192,030

Trading Companies & Distributors — 4.1%
AerCap Holdings NV	81,177	7,525,920
IMCD NV	23,640	3,607,584
		11,133,504

Total Long-Term Investments — 99.6%
(Cost: $280,133,504)		273,111,670

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	3,517,019	3,518,074
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	350,000	350,000

Total Short-Term Securities — 1.4%
(Cost: $3,868,567)		3,868,074

Total Investments — 101.0%
(Cost: $284,002,071)		276,979,744

Liabilities in Excess of Other Assets — (1.0)%		(2,736,887)

Net Assets — 100.0%		$274,242,857

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
May 31, 2024

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,023,471	$—		$(7,505,639	)(a)	$734	$(492)	$3,518,074	3,517,019	$24,835	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	190,000	(a)	—		—	—	350,000	350,000	5,111		—
						$734	$(492)	$3,868,074		$29,946		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	19	06/21/24	$1,035	$(1,755)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,541,305	$259,570,365	$—	$273,111,670
Short-Term Securities
Money Market Funds	3,868,074	—	—	3,868,074
	$17,409,379	$259,570,365	$—	$276,979,744
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,755)	$—	$(1,755)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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